Obligations for pension and similar liabilities (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Obligations For Pension And Similar Liabilities
Actual provision for pensions	R$ 1,364,437	R$ 2,543,504	R$ 1,775,202
Sponsoring amount	R$ 62,076	R$ 54,774	R$ 58,960